CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	$ 6,913	$ 3,276
Restricted cash (Note i)	5,490	4,320
Total cash, cash equivalents, and restricted cash shown in the unaudited condensed consolidated statements of cash flows	$ 12,403	$ 7,596	$ 18,092	$ 32,389